Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions (Tables) [Abstract]
Board of Directors' and Executive Board's

The following table shows the Board of Directors' and Executive Board's:

Thousand of reais	2019	2018	2017

Fixed Compensation	89,518	90,580	83,633
Variable Compensation - in cash	70,816	48,526	42,718
Variable Compensation - in shares	80,832	34,155	34,567
Others (1)	46,937	54,494	11,919
Total Short-Term Benefits	288,103	227,755	172,837
Variable Compensation - in cash	92,704	31,797	31,268
Variable Compensation - in shares	102,046	30,060	34,455
Total Long-Term Benefits	194,750	61,857	65,723
Total (2)	482,853	289,612	238,560

(1) In the first half of 2018, the Management of Banco Santander decided to carry out an early initiative, which was practiced by the Bank's liberality.

(2) R$310,688 refers to the amount recognized as an expense for the year ended December 31, 2019 (2018 - R$114,588) and R$172,165 refers to deferred expense from previous years approved on each respective year (2018 - R$175,024), by Banco Santander and its subsidiaries to their Directors for the positions they hold at Banco Santander and other companies of the Santander Conglomerate. The amounts related to the Variable and Share-Based Compensation will be paid in the subsequent periods.

Direct interest common shares and preferred shares

The table below shows the direct interest (common shares and preferred shares) as of December 31, 2019, 2018 and 2017:

	2019
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Grupo Empresarial Santander, S.L. (1)	1,107,673	29.0%	1,019,645	27.7%	2,127,318	28.4%
Sterrebeeck B.V. (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.3%
Banco Santander, S.A. (1)	521,964	13.7%	519,268	14.1%	1,041,232	13.9%
Employees	2,526	0.1%	2,533	0.1%	5,059	0.1%
Directors (*)	4,525	0.1%	4,524	0.1%	9,049	0.1%
Others	355,722	9.3%	383,519	10.4%	739,241	9.9%
Total	3,801,993	99.6%	3,663,133	99.5%	7,465,126	99.6%
Treasury shares	16,702	0.4%	16,702	0.5%	33,404	0.4%
Total	3,818,695	100.0%	3,679,835	100.0%	7,498,530	100.0%
Free Float (2)	358,248	9.4%	386,053	10.5%	744,301	9.9%

	2018
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Grupo Empresarial Santander, S.L. (1)	1,107,673	29.0%	1,019,645	27.7%	2,127,318	28.4%
Sterrebeeck B.V. (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.2%
Banco Santander, S.A. (1)	521,964	13.7%	519,268	14.1%	1,041,232	13.9%
Employees	2,986	0.1%	2,987	0.1%	5,973	0.1%
Directors (*)	3,930	0.1%	3,930	0.1%	7,860	0.1%
Others	359,242	9.4%	387,045	10.5%	746,287	9.9%
Total	3,805,378	99.7%	3,666,519	99.6%	7,471,897	99.6%
Treasury shares	13,317	0.3%	13,317	0.4%	26,634	0.4%
Total	3,818,695	100.0%	3,679,836	100.0%	7,498,531	100.0%
Free Float (2)	362,228	9.5%	390,032	10.6%	752,260	10.0%

	2017
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Grupo Empresarial Santander, S.L. (1)	1,107,673	29.0%	1,019,645	27.7%	2,127,318	28.4%
Sterrebeeck B.V. (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.2%
Banco Santander, S.A. (1)	521,964	13.6%	519,268	14.1%	1,041,232	13.9%
Employees	3,551	0.1%	3,556	0.1%	7,107	0.1%
Administrators (*)	4,016	0.1%	4,016	0.1%	8,032	0.1%
Others	366,063	9.6%	393,862	10.7%	759,925	10.1%
Total	3,812,850	99.8%	3,673,991	99.8%	7,486,841	99.8%
Treasury shares	5,845	0.2%	5,845	0.2%	11,690	0.2%
Total	3,818,695	100.0%	3,679,836	100.0%	7,498,531	100.0%
Free Float (2)	369,614	9.7%	397,418	10.8%	767,032	10.2%

(1) Companies of the Santander Spain Group.

(2) Composed by Employees, Qatar Holding and other.

Principal transactions and balances - Assets

Beginning in 2018, transactions and balances with key management personnel are shown. The main transactions and balance are as follows:

Thousand of reais	2019
	Parent (1)	Joint-controlled companies		Other Related-Party (2)

Assets	5,294,152	4,387,013		874,668
Financial assets for trading	(763,547)	-		(113,931)
Banco Santander, S.A. - Espanha	(763,547)	-		-
Real Fundo de Investimento Multimercado Santillana Credito Privado (2)	-	-		(113,931)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	5,896,120	-		70,261
Banco Santander Espanha (3) (4)	5,896,120	-		-
Banco Santander Totta, S.A. (2)	-	-		7,921
Bank Zachodni (2)	-	-		94
Santander UK plc	-	-		16,701
Banco Santander, S.A. - México (2)	-	-		45,545
Loans and advances to customers	912	20,367		884,696
Zurich Santander Brasil Seguros e Previdência S.A. (5)	-	-		814,320
Zurich Santander Brasil Seguros S.A. (5)	-	-		58,778
Webmotors S.A.	-	20,367		-
Banco Santander Espanha (1)	912	-		-
Isban Mexico, S.A. de C.V.	-	-		122
Gesban Servicios Administrativos Globales, S.L.	-	-		23
Santander Brasil Gestão de Recursos Ltda	-	-		169
Key Management Personnel (8)	-	-		11,284
Loans and other values with credit institutions (1)	86,638	4,365,518		192
Banco Santander - Espanha	86,638	-		-
Banco RCI Brasil S.A.	-	4,365,518		-
Santander Global Technology, S.L., SOCI	-	-		192
Other Assets	74,029	1,128		28,476
Banco Santander - Espanha	74,029	-		-
Banco RCI Brasil S.A.	-	1,128		-
Zurich Santander Brasil Seguros e Previdência S.A.	-	-		28,476
Guarantees and Limits	-	-		4,974
Key Management Personnel (8)	-	-		4,974

Liabilities	(17,105,753)	(169,103)		(1,529,828)
Deposits of Brazil Central Bank and deposits of credit institutions	(42,060)	(167,017)		(20,571)
Banco Santander, S.A. - Espanha	(42,060)	-		-
Real Fundo de Investimento Multimercado Santillana Credito Privado (2)	-	-		(20,571)
Banco RCI Brasil S.A.	-	(167,017)		-
Securities	-	-		(89,074)
Key Management Personnel	-	-		(89,074)
Customer deposits	-	(2,086)		(1,008,416)
Zurich Santander Brasil Seguros e Previdência S.A. (5)	-	-		(199,934)
Santander Brasil Gestão de Recursos Ltda	-	-		(332,916)
Webmotors S.A.	-	(2,082)		-
Santander Securities Services Brasil DTVM S.A.	-	-		(404,427)
Santander Brasil Asset (2)	-	-		(16,762)
Key Management Personnel	-	-		(36,104)
Others	-	(4)		(18,273)
Other financial liabilities - Dividends and interest on capital Payable	(6,874,602)	-		(12,226)
Banco Santander Espanha	(1,067,623)	-		-
Grupo Empresarial Santander, S.L. (1)	(2,177,207)	-		-
Sterrebeeck B.V. (1)	(3,629,772)	-		-
Banco Madesant	-	-		(1,948)
Key Management Personnel (7)	-	-		(10,278)
Other Payables	(13,130)	-		(399,541)
Banco Santander Espanha	(13,130)	-		-
Santander Brasil Asset (2)	-	-		(7,203)
Santander Securities Services Brasil DTVM S.A.	-	-		(5,066)
Zurich Santander Brasil Seguros e Previdência S.A. (5)	-	-		(21,219)
Key Management Personnel	-	-		(357,249)
Others	-	-		(8,804)
Debt Instruments Eligible to Compose Capital	(10,175,961)	-		-
Banco Santander Espanha	(10,175,961)	-		-

Thousand of Reais	2018
	Parent (1)	Joint-controlled companies		Other Related-Party (2)

Assets	8,169,537	3,112,734		1,381,770
Financial assets for trading - Derivatives net	(72,815)	205,337		266,027
Banco Santander, S.A. - Espanha	(72,815)	-		-
Real Fundo de Investimento Multimercado Santillana Credito Privado (2)	-	-		266,027
Banco RCI Brasil S.A.	-	205,337		-
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	8,194,590	-		146,988
Banco Santander Espanha (3) (5)	8,194,590	-		-
Banco Santander Totta, S.A. (2)	-	-		7,883
Abbey National Treasury Services Plc (2)	-	-		87,260
Bank Zachodni (2)	-	-		193
Santander UK plc	-	-		46,615
Banco Santander, S.A. - México (2)	-	-		5,037
Loans and advances to customers	347	-		966,462
Zurich Santander Brasil Seguros e Previdência S.A.	-	-		913,875
Zurich Santander Brasil Seguros S.A.	-	-		45,851
Banco Santander Espanha (1)	347	-		-
Isban Mexico, S.A. de C.V.	-	-		122
Gesban Servicios Administrativos Globales, S.L.	-	-		23
Santander Brasil Gestão de Recursos Ltda	-	-		169
Santander Securities Services Brasil Participações S.A. (2)	-	-		927
Key Management Personnel	-	-		5,495
Loans and other values with credit institutions (1)	15,143	2,905,947		2,293
Banco Santander - Espanha	15,143	-		-
Banco RCI Brasil S.A.	-	2,905,947		-
BHJV Assessoria e Consultoria em Gestão Empresarial LTDA	-	-		10
Produban Brasil Tecnologia	-	-		2,091
Santander Global Technology, S.L., SOCI	-	-		192
Other Assets	32,272	1,450		-
Banco Santander Espanha	32,272	-		-
Banco RCI Brasil S.A.	-	1,450		-

Liabilities	(23,166,005)	(38,380)	-	(2,975,342)
Deposits of Brazil Central Bank and deposits of credit institutions	(107,084)	(36,871)		(1,410,619)
Banco Santander Espanha (4)	(107,084)	-		-
Real Fundo de Investimento Multimercado Santillana Credito Privado (2)	-	-		(1,151,399)
Banco Santander Río S.A. (2)	-	-		(259,220)
Banco RCI Brasil S.A.	-	(36,871)		-
Securities obligations	-	-		(96,133)
Key Management Personnel	-	-		(96,133)
Customer deposits	-	(1,509)		(1,134,675)
Santander Securities Services Brasil Participações S.A. (2)	-	-		(58,968)
Zurich Santander Brasil Seguros e Previdência S.A.	-	-		(234,249)
Gestora de Inteligência de Crédito	-	-		(190,674)
Santander Brasil Gestão de Recursos Ltda	-	-		(126,988)
Webmotors S.A.	-	(1,509)		-
Santander Securities Services Brasil DTVM S.A.	-	-		(427,209)
Santander Brasil Asset (2)	-	-		(18,639)
Key Management Personnel	-	-		(37,889)
Others	-	-		(40,059)
Other financial liabilities - Dividends and interest on capital Payable	(3,922,473)	-		(5,544)
Banco Santander Espanha	(609,159)	-		-
Grupo Empresarial Santander, S.L. (1) (2)	(1,242,259)	-		-
Sterrebeeck B.V. (1) (2)	(2,071,055)	-		-
Banco Madesant (2)	-	-		(1,112)
Key Management Personnel	-	-		(4,432)
Other Payables	(9,603)	-		(424,504)
Banco Santander - Espanha	(9,603)	-		-
Santander Brasil Asset	-	-		(14,476)
Santander Securities Services Brasil DTVM S.A.	-	-		(4,291)
Zurich Santander Brasil Seguros e Previdência S.A.	-	-		(16,924)
Key Management Personnel	-	-		(381,292)
Others	-	-		(7,521)
Debt Instruments Eligible to Compose Capital	(19,126,845)	-		-
Banco Santander Espanha	(19,126,845)	-		-

Thousand of Reais	2017
	Parent (1)	Joint-controlled companies		Other Related-Party (2)

Assets	8,214,739	1,214,312		926,994
Financial assets for trading - Derivatives net	(173,065)	-		(74,873)
Banco Santander Espanha	(173,065)	-		-
Abbey National Treasury Services Plc (2)	-	-		(71,672)
Real Fundo de Investimento Multimercado Santillana Credito Privado (2)	-	-		(3,201)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	8,363,038	-		76,009
Banco Santander Espanha (3) (5)	8,363,038	-		-
Banco Santander Totta, S.A. (2)	-	-		2,733
Abbey National Treasury Services Plc (2)	-	-		71,751
Bank Zachodni (2)	-	-		177
Banco Santander, S.A. - México (2)	-	-		1,348
Loans and advances to customers	132	9,661		925,858
Zurich Santander Brasil Seguros e Previdência S.A.	-	-		925,835
Abbey National Treasury Services Plc (2)	-	-		23
Banco Santander Espanha (1)	132	-		-
Webmotors S.A.	-	9,661		-
Loans and other values with credit institutions (1)	23,896	1,203,032		-
Banco Santander Espanha	23,896	-		-
Banco RCI Brasil S.A.	-	1,203,032		-
Other Assets	738	1,619		-
Banco Santander Espanha	738	-		-
Banco RCI Brasil S.A.	-	1,619		-

Liabilities	(12,360,383)	(57,221)		(2,107,677)
Deposits of Brazil Central Bank and deposits of credit institutions	(387,937)	(47,423)		(1,862,058)
Banco Santander Espanha (4)	(387,937)	-		-
Santander Securities Services Brasil DTVM S.A.	-	-		(300,074)
Santander Brasil Asset	-	-		(16,766)
Real Fundo de Investimento Multimercado Santillana Credito Privado (2)	-	-		(1,543,752)
Banco Santander, S.A. - Uruguay (2)	-	-		(1,466)
Banco RCI Brasil S.A.	-	(47,423)		-
Customer deposits	-	(9,798)		(222,473)
ISBAN Brasil S.A. (2)	-	-		(20,893)
Santander Securities Services Brasil Participações S.A. (2)	-	-		(71,947)
Santander Brasil Tecnologia S.A. (atual denominação da Produban Serviços de Informática S.A.) (2)	-	-		(34,410)
Zurich Santander Brasil Seguros e Previdência S.A.	-	-		(55,935)
Santander Brasil Gestão de Recursos Ltda	-	-		(32,334)
Webmotors S.A.	-	(9,798)		-
Others	-	-		(6,954)
Other financial liabilities - Dividends and interest on capital Payable	(3,992,820)	-		(1,132)
Banco Santander Espanha	(620,264)	-		-
Grupo Empresarial Santander, S.L. (1) (2)	(1,264,470)	-		-
Sterrebeeck B.V. (1) (2)	(2,108,086)	-		-
Banco Madesant (2)	-	-		(1,132)
Other Payables	(2,050)	-		(22,014)
Banco Santander - Espanha	(2,050)	-		-
Santander Brasil Asset	-	-		(69)
ISBAN Brasil S.A. (2)	-	-		237
Produban Servicios Informáticos Generales, S.L. (Produban Espanha) (2)	-	-		(905)
Santander Securities Services Brasil DTVM S.A.	-	-		6,762
Zurich Santander Brasil Seguros e Previdência S.A.	-	-		(27,748)
Others	-	-		(291)
Debt Instruments Eligible to Compose Capital	(7,977,576)	-		-
Banco Santander Espanha	(7,977,576)	-		-

(*) All loans and other amounts with related parties were made in the ordinary course of business and on sustainable basis, including interest rates and collateral and did not involve more than the normal risk of collectability or present other unfavorable features.

Principal transactions and balances - Income

(7) The balance with key management personnel refers to operations contracted before the term of the mandates.

Thousand of Reais	2019
	Parent (1)	Joint-controlled companies	Other Related-Party (2)

Income	(1,458,386)	226,141	1,254,022
Interest and similar income - Loans and amounts due from credit institutions	109,530	218,661	630
Banco Santander Espanha	109,530	-	-
Banco RCI Brasil S.A.	-	218,661	-
Key Management Personnel	-	-	630
Guarantees and Limits	-	-	24
Key Management Personnel	-	-	24
Interest expense and similar charges - Customer deposits	-	(25)	(27,433)
Santander Brasil Gestão de Recursos Ltda	-	-	(16,387)
Gestora de Inteligência de Crédito	-	-	(3,275)
Webmotors S.A.	-	(25)	-
Key Management Personnel	-	-	(7,747)
Others	-	-	(24)
Interest expense and similar charges - Deposits from credit institutions	(174)	(3,375)	(96,579)
Banco Santander - Espanha	(174)	-	-
Banco RCI Brasil S.A. (6)	-	(3,375)	-
SAM Brasil Participações	-	-	(37)
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	(67,821)
Santander Securities Services Brasil DTVM S.A. (2)	-	-	(27,595)
Santander Asset Management, S.A. SGIIC.	-	-	(1,126)
Fee and commission income (expense)	2,310	10,418	2,635,325
Banco Santander - Espanha	2,310	-	-
Banco RCI Brasil S.A. (6)	-	10,201	-
Banco Santander International	-	-	35,294
Webmotors S.A.	-	217	-
Zurich Santander Brasil Seguros S.A.	-	-	231,920
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	2,356,596
Key Management Personnel	-	-	343
Others	-	-	11,172
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(724,169)	462	44,858
Banco Santander, S.A. - Espanha	(724,169)	-	-
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	(598)
Santander Securities Services Brasil DTVM S.A. (2)	-	-	(2,297)
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	43,858
Key Management Personnel	-	-	168
Others	-	462	3,727
Administrative expenses and Amortization	(153,332)	-	(1,283,788)
Banco Santander, S.A. - Espanha	(153,332)	-	-
ISBAN Chile S.A.	-	-	(28)
Aquanima Brasil Ltda.	-	-	(32,032)
TECBAN - Tecnologia Bancaria Brasil	-	-	(345,610)
Santander Securities Services Brasil DTVM S.A. (2)	-	-	(49,241)
Santander Global Technology, S.L., SOCI	-	-	(336,952)
Key Management Personnel	-	-	(482,852)
Others	-	-	(37,073)
Others Administrative expenses - Donation	-	-	(19,015)
Fundação Santander	-	-	(1,615)
Instituto Escola Brasil	-	-	(1,300)
Fundação Sudameris	-	-	(16,100)
Debt Instruments Eligible to Compose Capital	(692,551)	-	-
Banco Santander Espanha (2)(8)	(692,551)	-	-

Thousand of Reais	2018
	Parent (1)	Joint-controlled companies	Other Related-Party (2)

Income	(972,799)	192,889	1,323,622
Interest and similar income - Loans and advances to customers	272,500	273,332	1,541
Key Management Personnel	-	-	461
Interest and similar income - Loans and amounts due from credit institutions	136,250	136,666	1,080
Banco Santander Espanha	136,250	-	-
Banco RCI Brasil S.A. (6)	-	136,666	-
Abbey National Treasury Services Plc	-	-	157
Cibrasec	-	-	923
Interest expense and similar charges - Customer deposits	-	(92)	(23,146)
ISBAN Brasil S.A.	-	-	(90)
Santander Brasil Gestão de Recursos Ltda	-	-	(8,329)
Santander Cultural	-	-	(36)
Gestora de Inteligência de Crédito	-	-	(5,743)
Webmotors S.A.	-	(92)	-
Santander Brasil Tecnologia S.A. (atual denominação da Produban Serviços de Informática S.A.)	-	-	(215)
Key Management Personnel	-	-	(8,707)
Others	-	-	(27)
Interest expense and similar charges - Deposits from credit institutions	(6,889)	(5,871)	(134,896)
Banco Santander - Espanha	(6,889)	-	-
Banco RCI Brasil S.A. (6)	-	(5,871)	-
Santander Securities Services Brasil Participações S.A. (2)	-	-	(26,378)
SAM Brasil Participações	-	-	(47)
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	(102,928)
Santander Securities Services Brasil DTVM S.A. (2)	-	-	(4,442)
Santander Asset Management, S.A. SGIIC.	-	-	(1,101)
Fee and commission income (expense)	6,213	32,960	2,653,014
Banco Santander - Espanha	6,213	-	-
Banco RCI Brasil S.A. (6)	-	31,981	-
Banco Santander International	-	-	30,789
Webmotors S.A.	-	979	-
Zurich Santander Brasil Seguros S.A.	-	-	300,868
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	2,302,295
Key Management Personnel	-	-	355
Others	-	-	18,707
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(680,903)	29,226	(199,985)
Banco Santander, S.A. - Espanha	(680,903)	-	-
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	(210,324)
Abbey National Treasury Services Plc	-	-	(17,726)
Santander Securities Services Brasil DTVM S.A. (2)	-	-	1,312
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	40,305
Banco RCI Brasil S.A. (6)	-	29,226	-
Key Management Personnel	-	-	239
Others	-	-	(13,791)
Administrative expenses and Amortization	-	-	(952,432)
ISBAN Brasil S.A.	-	-	(14,210)
Santander Brasil Tecnologia S.A. (atual denominação da Produban Serviços de Informática S.A.)	-	-	(33,567)
ISBAN Chile S.A.	-	-	(24)
Aquanima Brasil Ltda.	-	-	(30,021)
TECBAN - Tecnologia Bancaria Brasil	-	-	(313,433)
Santander Securities Services Brasil DTVM S.A. (2)	-	-	(46,884)
Santander Global Technology, S.L., SOCI	-	-	(175,466)
Key Management Personnel	-	-	(289,612)
Others	-	-	(49,216)
Others Administrative expenses - Donation	-	-	(20,013)
Santander Cultural	-	-	(2,748)
Fundação Santander	-	-	(1,330)
Fundação Sudameris	-	-	(15,935)
Debt Instruments Eligible to Compose Capital	(427,470)	-	-
Banco Santander Espanha (2)(8)	(427,470)	-	-

Thousand of Reais	2017
	Parent (1)	Joint-controlled companies	Other Related-Party (2)

Income	389,663	126,781	1,210,444
Interest and similar income - Loans and amounts due from credit institutions	87,217	87,381	1,417
Banco Santander Espanha	87,217	-	-
Banco RCI Brasil S.A. (6)	-	87,381	-
Abbey National Treasury Services Plc	-	-	879
Cibrasec	-	-	538
Interest expense and similar charges - Customer deposits	-	(4,486)	(41,026)
ISBAN Brasil S.A.	-	-	(2,145)
Santander Securities Services Brasil Participações S.A.	-	-	(6,190)
Santander Brasil Gestão de Recursos Ltda	-	-	(6,636)
Santander Securities Services Brasil DTVM S.A	-	-	(24,344)
Santander Cultural	-	-	(69)
Webmotors S.A.	-	(4,486)	-
Santander Brasil Tecnologia S.A. (current name of Produban Serviços de Informática S.A.)	-	-	(1,547)
Others	-	-	(95)
Interest expense and similar charges - Deposits from credit institutions	(13,038)	(3,026)	(113,569)
Banco Santander - Espanha	(13,038)	-	-
Banco RCI Brasil S.A. (6)	-	(3,026)	-
SAM Brasil Participações	-	-	(95)
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	(112,211)
Santander Asset Management, S.A. SGIIC.	-	-	(1,263)
Fee and commission income (expense)	(5,099)	14,999	2,453,179
Banco Santander - Espanha	(5,099)	-	-
Banco RCI Brasil S.A. (6)	-	14,996	-
Banco Santander International	-	-	20,480
Webmotors S.A.	-	3	-
Zurich Santander Brasil Seguros S.A.	-	-	295,508
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	2,134,755
Others	-	-	2,436
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	592,919	31,913	(39,534)
Banco Santander, S.A. - Espanha	592,919	-	-
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	(79,480)
Abbey National Treasury Services Plc	-	-	23,843
Banco RCI Brasil S.A. (6)	-	31,913	-
Santander Securities Services Brasil DTVM S.A.	-	-	(26,102)
Santander Investment Securities Inc.	-	-	(13,492)
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	52,981
Zurich Santander Brasil Seguros S.A.	-	-	1,788
Others	-	-	928
Administrative expenses and Amortization	(50,271)	-	(1,028,750)
Banco Santander, S.A. - Espanha	(50,271)	-	-
ISBAN Brasil S.A.	-	-	(337,161)
Santander Brasil Tecnologia S.A. (atual denominação da Produban Serviços de Informática S.A.)	-	-	(242,191)
ISBAN Chile S.A.	-	-	(23)
Aquanima Brasil Ltda.	-	-	(25,638)
TECBAN - Tecnologia Bancaria Brasil	-	-	(262,046)
Produban Servicios Informaticos Generales, S.L.	-	-	(46,494)
Ingeniería de Software Bancario, S.L.	-	-	(70,385)
Santander Securities Services Brasil DTVM S.A.	-	-	(42,603)
Others	-	-	(2,209)
Others Administrative expenses - Donation	-	-	(21,273)
Santander Cultural	-	-	(3,513)
Fundação Santander	-	-	(1,837)
Instituto Escola Brasil	-	-	(873)
Fundação Sudameris	-	-	(15,050)
Debt Instruments Eligible to Compose Capital	(222,065)	-	-
Banco Santander Espanha (2)(8)	(222,065)	-	-

(1) Banco Santander (Brasil) S.A. is indirectly controlled by Banco Santander Spain, through its subsidiary Grupo Empresarial Santander, S.L. and Sterrebeeck B.V.

(2) Refers to the Company's subsidiaries (Banco Santander, S.A .- Spain).

(3) Refers the profit on disposal of the company MS Participações.

(4) Refers the profit on disposal of the company Santander Brasil Asset Management.

(5) Refers the profit on disposal of the company Santander Securities Services Brasil DTVM S.A.